Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 7	$ 3	$ 5,378
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,587	2,125	2,366
Loss on disposal of fixed assets	867
Impairment losses	1,708	3,031
Accrued interest on restricted deposit			7
Deferred tax benefit	(1,439)	(232)	(36)
Share based compensation expense	380	401	417
Provision for bad debts, net	54	167	(2)
Revaluation of contingent liabilities and interest expense on liabilities to the OCS	(3,701)	(586)	1,997
Changes in operating assets and liabilities:
Trade accounts receivable, net	(3,827)	2,270	3,451
Inventories	5,454	34	(318)
Due from affiliated companies	158	(3)	(4)
Other assets	262	1,147	(787)
Trade accounts payable	143	837	(2,988)
Other current liabilities	1,852	(5,302)	290
Liability for employee severance benefits	148	58	26
Net cash provided by operating activities	4,653	3,950	9,797
Cash flows from investing activities:
Restricted deposit			5,175
Investment in long-term deposit		(729)
Payment of (investment in) short-term deposits	1,160	(3,060)	(4,100)
Purchase of fixed assets	(1,857)	(2,035)	(1,064)
Purchase of intangible assets	(142)	(222)	(483)
Net cash used in investing activities	(839)	(6,046)	(472)
Cash flows from financing activities:
Increase in bank loans		4,160	6,200
Repayment of contingent liability	(640)	(331)	(421)
Payment to OCS	(267)	(289)	(609)
Repayment of loans	(6,252)	(4,700)	(1,950)
Proceeds from exercise of share options and RSUs	1,172		146
Net cash (used in) provided by financing activities	(5,987)	(1,160)	3,366
Effect of exchange rate changes on cash	(199)	(62)	(83)
Net (decrease) increase in cash and cash equivalents	(2,372)	(3,318)	12,608
Cash and cash equivalents at beginning of the year	18,867	22,185	9,577
Cash and cash equivalents at end of the year	16,495	18,867	22,185
Supplementary cash flows information:
Cash paid during the year for interest	131	137	157
Cash paid during the year for income taxes	$ 250	$ 348	$ 495